Accrued Expenses And Other Liabilities (Accrued Expenses And Other Liabilities) (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Compensation and benefits		$ 914.1	$ 775.3
Pension and postretirement benefits		91.7	101.9
Taxes, income and other		293.9	381.2
Deferred revenue		539.8	457.0
Sales and product allowances		144.1	135.2
Other		810.6	758.8
Total	$ 2,379.9	2,794.2	2,609.4
Noncurrent
Compensation and benefits		247.1	261.8
Pension and postretirement benefits, noncurrent		1,222.9	1,226.2
Taxes, income and other		3,894.1	4,031.1
Deferred revenue		92.7	76.5
Sales and product allowances		2.0	2.2
Other		211.5	152.2
Total	$ 5,721.6	$ 5,670.3	$ 5,750.0